Annual Total Returns[BarChart] - Invesco FTSE RAFI US 1000 ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.31%)	16.78%	35.15%	12.20%	(2.83%)	17.17%	15.95%	(8.57%)	27.44%	7.73%